Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Operating Segments [Line Items]
Segment reporting

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group

Functions UBS AG
For the six months ended 30 June 2023
1
Net interest income 2,934 1,529 (14) (1,093) (663) 2,694
Non-interest income 6,594 1,163 1,015 5,329 518 14,619
Total revenues 9,528 2,692 1,001 4,236 (145) 17,313
Credit loss expense / (release) 20 26 0 8 0 54
Operating expenses 7,204 1,379 818 3,639 1,305 14,346
Operating profit / (loss) before tax 2,303 1,287 184 588 (1,450) 2,912
Tax expense / (benefit) 776
Net profit / (loss) 2,136
As of 30 June 2023
1
Total assets 375,119 241,726 18,767 363,348 97,357 1,096,318
For the six months ended 30 June 2022
1
Net interest income 2,409 1,057 (7) 104 (182) 3,380
Non-interest income 7,168 1,089 1,958 4,897 37 15,149
Total revenues 9,577 2,146 1,950 5,000 (144) 18,529
Credit loss expense / (release) (10) 57 0 (24) 2 25
Operating expenses 7,174 1,260 815 3,729 514 13,492
Operating profit / (loss) before tax 2,413 829 1,135 1,295 (660) 5,012
Tax expense / (benefit) 1,026
Net profit / (loss) 3,986
As of 31 December 2022
1
Total assets 388,624 235,330 16,971 391,495 73,016 1,105,436
1 Refer to “Note 2 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2022 for more information about

UBS AG’s reporting segments.